Cover	May 24, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 24, 2023
Entity Registrant Name	Vishay Precision Group, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	1-34679
Entity Tax Identification Number	27-0986328
Entity Address, Address Line One	3 Great Valley Parkway, Suite 150
Entity Address, City or Town	Malvern
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19355
City Area Code	(484)
Local Phone Number	321-5300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.10 par value
Trading Symbol	VPG
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001487952
Amendment Flag	false